Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Summary of shares issuable upon exercise of the warrants	the number of shares issuable upon exercise of the warrants was increased, as presented below, pursuant to the terms of the warrants, such that the aggregate exercise price of such warrants as of their original issuance date will remain unchanged.

Warrant	Shares to be issued upon exercise of remaining warrants based on the estimated exercise price of $3.0391 as of December 31, 2025	Shares to be issued upon exercise of remaining warrants existed as of December 31, 2025 based on the exercise price of $1.5131 as of April 22, 2026
Cl Class B1	52,511	105,470
Class B2	2,316,754	4,653,260
Class C1	12,649	25,406
Class C2	2,410,210	4,840,969
Total	4,792,124	9,625,105

Summary of the changes in the warrant liability
The following table presents the changes in the warrant liability over the years:

Balance as of January 1, 2024	—
Issuance of Class B1 and Class B2 warrants	4,123,210
Issuance of Class C1 and Class C2 warrants	4,053,745
Change in fair value of warrants	11,127,076
Exercise of warrants	(8,866,997)
Balance as of December 31, 2025	10,437,034
Change in fair value of warrants	(9,218,949)
Exercise of warrants	(1,188,924)
Balance as of December 31, 2025	29,161